Trade Notes and Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Notes and Accounts Receivable, Net
At January 1	$ (4,249,133)	$ (4,846,643)
Provision for credit losses	(1,263,083)	(1,352,432)
Write-off of receivables	2,260,182	1,949,942
Reclassifications	(109,624)
At December 31	$ (3,361,658)	$ (4,249,133)